INCOME TAXES	12 Months Ended
Mar. 31, 2026
INCOME TAXES
INCOME TAXES

NOTE 8. INCOME TAXES

No current income tax was payable for the years ended March 31, 2026 and 2025. The Company’s Hong Kong operating subsidiary is subject to Hong Kong profits tax at the two-tiered rates of 8.25% on the first HK$2,000,000 of assessable profits and 16.5% thereafter; the U.S. parent company is subject to U.S. federal income tax at 21%. For the year ended March 31, 2026, the subsidiary’s assessable profit was fully offset by tax losses carried forward, which under Hong Kong law may be carried forward indefinitely; the parent was in a loss position. The Company has not recognized a net deferred tax asset, as it is more likely than not that the deferred tax assets arising from accumulated tax losses will not be realized, and a full valuation allowance has been recorded. A reconciliation of income tax at the U.S. federal statutory rate to the effective income tax, and the components of the deferred tax assets, are set out below.

	Mar 31, 2026	Mar 31, 2025
	($)	($)
Reconciliation of effective income tax:
Income (loss) before income taxes	2,123	(6,769)
Income tax at U.S. statutory rate (21%)	446	(1,421)
Foreign rate differential — Hong Kong (8.25%)	(271)	863
Change in valuation allowance and utilization of tax losses	(175)	558
Income tax expense	-	-

Components of deferred tax assets:
Hong Kong tax loss carryforwards	10,755	11,014
U.S. net operating loss carryforwards	1,137	-
Valuation allowance	(11,892)	(11,014)
Net deferred tax asset	-	-

The Company has no material uncertain tax positions for any of the reporting periods presented.

As of March 31, 2026, the Company has a U.S. federal net operating loss carryforward of approximately $5,415 (2025: $Nil). This loss carries forward indefinitely and may be used to offset taxable income in any future year; it does not expire. Dance Emotion Limited’s Hong Kong tax losses of approximately HK$1,022,019 (2025: HK$1,038,587) also carry forward indefinitely under Hong Kong tax law to offset future assessable profits.